Note 19 - Segmented Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
19.	Segmented information

Operating segments
The Company has
two
reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office. The reportable segment information excludes intersegment transactions.

2018	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,254,840	$676,633	$-	$1,931,473
Depreciation and amortization	23,045	29,686	41	52,772
Operating earnings (loss)	89,043	54,988	(16,463)	127,568
Other income, net				254
Interest expense, net				(12,620)
Income taxes				(24,922)

Net earnings				$90,280

Total assets	$474,837	$525,850	$6,787	$1,007,474
Total additions to long lived assets	31,548	90,592	-	122,140

2017	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,174,332	$554,699	$-	$1,729,031
Depreciation and amortization	21,794	20,244	11	42,049
Goodwill impairment charge	-	6,150	-	6,150
Operating earnings (loss)	77,569	43,990	(16,597)	104,962
Other expense, net				1,520
Interest expense, net				(9,867)
Income taxes				(21,568)

Net earnings				$75,047

Total assets	$403,408	$436,445	$8,413	$848,266
Total additions to long lived assets	47,227	53,689	-	100,916

Geographic information
Revenues in each geographic region are reported by customer locations.

	2018	2017

United States
Revenues	$1,822,688	$1,632,019
Total long-lived assets	539,645	470,287

Canada
Revenues	$108,785	$97,012
Total long-lived assets	42,410	40,901

Consolidated
Revenues	$1,931,473	$1,729,031
Total long-lived assets	582,055	511,188